Convertible Notes Payable	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Convertible Notes Payable [Line Items]
CONVERTIBLE NOTES PAYABLE

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Convertible notes payable consist of the following:

	February 28, 2026	May 31, 2025
Executive director	$1,086,867	$872,245
Former Chief Scientific Officer	—	85,417
Others	195,850	—
Total	$1,282,717	$957,662

In the nine months ended February 28, 2026, the Company amended its outstanding convertible note (“Founder Note”) to one founder to reflect additional borrowings of $150,000 during the period. Other terms and conditions of the Founder Note were not affected. The notes call for interest at 4% per annum. The Company estimates that the nominal interest rate on the Founder Note was less than rates that may be obtained from third parties and recorded a discount of $12,694 on the additional borrowing at an estimated effective rate of 9.5%, as an addition to paid-in capital. The Company has recorded previous discounts on its founder notes, calculated at an estimated effective rates between 9.5% and 10%, as additions to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $60,732 and $96,332 as of February 28, 2026 and May 31, 2025, respectively.

In the nine months ended February 28, 2026, the Company issued a convertible note (“Investor Note”) to an investor reflecting borrowings of $100,000 during the period. No payments of principal or interest on the Investor Note are required prior to maturity on December 31, 2026. The notes call for interest at 10% per annum and are convertible at a conversion price of $1.80 per share of Aptorum common stock upon completion of the merger with Aptorum, or upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors at a conversion price based on the financing. Upon any conversion, all unpaid principal and accrued unpaid interest on the Investor Note will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In the nine months ended February 28, 2026, the convertible note originally issued to the Company’s Chief Scientific Officer was transferred to a third party.

With respect to all of the Company’s convertible notes, no payments of principal or interest are required prior to maturity on December 31, 2026 and are convertible upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion related to an equity financing, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);
(iv)	An initial public offering of securities by Company or one of its subsidiaries; or

(v)	A liquidation, dissolution or winding up of the Company.

Interest expense

Interest expense consists of the following in the nine months ended February 28:

	2026	2025
Interest on notes	$39,456	$24,774
Amortization of discount	48,293	30,803
Other	211	3,873
Total	$87,960	$59,450

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Founders

Convertible notes payable consist of the following:

	May 31, 2025	May 31, 2024
Executive director	$872,245	$536,861
Former Chief Scientific Officer	85,417	77,321
Total	$957,662	$614,182

In the year ended May 31, 2024, the Company amended its outstanding convertible note (“Note”) to its executive director to reflect additional borrowings of $200,000 during the year and interest accrued to the date of the amended note. In the year ended May 31, 2025, the Company amended its outstanding convertible note (“Note”) to its executive director to reflect additional borrowings of $300,000 during the year and interest accrued to the date of the amended note. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded discounts of $35,063 on the additional borrowing at an estimated effective rate of 10%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected. The notes are payable in full on December 31, 2026.

No payments of principal or interest on the notes are required prior to maturity. The notes call for interest at 4% per annum, compounded monthly and are convertible, at the option of the holder, upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)	An initial public offering of securities by Company or one of its subsidiaries; or

(v)	A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $96,332 and $105,178 as of May 31, 2025 and 2024, respectively.

See Note 16 “Subsequent Events” regarding the Company’s definitive merger agreement.

Interest expense

Interest expense consists of the following in the years ended May 31:

	2025	2024
Interest on notes	$38,508	$23,232
Amortization of discount	43,538	25,367
Total	$82,046	$48,599